CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 118,734
Accounts receivable, net	$ 628,480
Due from related party	Related Party [Member]
Prepaids and other current assets	$ 79,920
Total current assets	$ 827,134
Note receivable, related party	Related Party [Member]
Fixed assets, net	$ 3,657
Total assets	830,791
Current liabilities
Deferred revenue	802,524
Contingent liability	0
Loan payable, related party	323,000
Total current liabilities	4,243,438
Total liabilities	4,243,438
Commitments and contingencies (Note 4)
Stockholders' deficit
Common stock, $1.00 par value; 5,000 shares authorized 4,978 issued and outstanding	464
Additional paid in capital	6,027,153
Accumulated (deficit) retained earnings	(9,114,985)
Total liabilities and stockholders' equity (deficit)	830,791
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Current assets
Cash and cash equivalents	63,037	$ 147,685
Accounts receivable, net	2,266,302	5,107,835
Due from related party	$ 1,008,101	$ 678,936
Due from related party	Related Party [Member]	Related Party [Member]
Prepaids and other current assets	$ 123,205	$ 100,000
Total current assets	3,460,645	6,034,456
Note receivable, related party	$ 245,500	$ 336,000
Note receivable, related party	Related Party [Member]	Related Party [Member]
Right-of-use asset, net	$ 1,422,017	$ 1,542,249
Intangible assets, net		107,076
Deferred tax asset	598,585
Deposit	20,720
Fixed assets, net	114,044	38,706
Total assets	5,861,511	8,058,487
Current liabilities
Accounts payable	391,923	111,630
Accrued liabilities	841,514	650,677
Deferred revenue	20,000
Income taxes payable		22,281
Right-of-use liability	608,695	350,962
Line of credit	456,097	495,000
Factoring payable	660,578
Note payable, net of discount	1,540,983	829,505
Due on acquisition purchase	300,000	300,000
Contingent liability	600,000
Embedded derivative		273,534
Loan payable, related party	200,000
Total current liabilities	5,619,790	3,033,589
Notes payable, less current portion, net of discount	1,500,600	1,808,925
Right-of-use liability, less current portion	990,774	1,202,260
Deferred tax liability		403,248
Total liabilities	8,111,164	6,448,022
Commitments and contingencies (Note 4)
Stockholders' deficit
Common stock, $1.00 par value; 5,000 shares authorized 4,978 issued and outstanding	4,978	4,978
Additional paid in capital	209,521	209,521
Accumulated (deficit) retained earnings	(2,464,152)	1,395,966
Total stockholders' deficit	(2,249,653)	1,610,465
Total liabilities and stockholders' equity (deficit)	$ 5,861,511	$ 8,058,487